Reimbursement Of Tariff Subsidies - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Energy Development Account [line items]
Subsidies revenue recognized	R$ 953	R$ 842	R$ 792
Cemig D [member]
Disclosure Of Energy Development Account [line items]
Current subsidy receivable	82	73
Ceming GT [member]
Disclosure Of Energy Development Account [line items]
Current subsidy receivable	R$ 9	R$ 4